Background Information	12 Months Ended
Dec. 31, 2025
Background Information [Abstract]
Background information

1 Background information

1.1 Reporting entity

JBS N.V. (“JBS N.V.” or “Company”) is a corporation incorporated under the laws of the Netherlands and is domiciled in Amsterdam. The Company is the holding entity of the JBS Group.

JBS N.V. and its subsidiaries (“Group”) primarily operates in the processing of animal proteins, encompassing activities related to beef, pork, lamb, and poultry, as well as the production and marketing of prepared foods and other related products. Additionally, the Group carries out operations in the leather, collagen, hygiene and beauty products, metal packaging, biodiesel, and other complementary businesses, integrated within its value chain, with a global presence in several countries, including Brazil, the United States, Canada, Mexico, Australia, the United Kingdom, Argentina, and Uruguay. The portfolio includes internationally recognized brands such as Seara, Doriana, Pilgrim’s, Moy Park, Primo, Friboi, Maturatta, Swift, Ozo, and Adaptable Meals, among others.

JBS N.V. is registered as a FPI - Foreign Private Issuer with the United States Securities and Exchange Commission (SEC) and as a foreign issuer with the Brazilian Securities and Exchange Commission (CVM). The Class A common shares of JBS N.V. are listed on the New York Stock Exchange (NYSE) under the ticker symbol “JBS,” and its Level II Brazilian Depositary Receipts (BDRs) are traded on B3 - Brasil, Bolsa, Balcão, under the code “JBSS32.”

The consolidated financial statements comprise JBS N.V. and its subsidiaries as of December 31, 2025 and 2024 and for each of the years in the three year period ended December 31, 2025, that were authorized by the Board of Directors on March 25, 2026.

Corporate reorganization

As part of its corporate restructuring, JBS N.V. became the indirect controlling shareholder of JBS S.A. through the completion of a two-phase contribution process by its ultimate controlling shareholder, J&F. In the first phase, completed on December 27, 2023, J&F and its wholly owned investment fund, FIP Formosa, transferred a non-controlling portion of their JBS S.A. common shares to JBS Participações Societárias S.A., which were subsequently contributed to J&F Investments Luxembourg S.à r.l. and then to JBS N.V.

The second phase was completed on May 23, 2025, with J&F transferring its remaining JBS S.A. common shares through the same corporate structure. As a result, JBS N.V., via JBS Participações Societárias S.A., now holds all shares previously owned directly by J&F, consolidating its position as the indirect controlling shareholder of JBS S.A. The transaction was accounted for as a common control transaction, whereby JBS N.V. recognized the assets, liabilities, and results of JBS S.A. at their historical book values. The restructuring preserved shareholder economic interests by applying a consistent exchange ratio to both controlling and non-controlling shareholders, subject only to immaterial adjustments related to fractions of BDRs and share-based payments.

On June 6, 2025, the migration of the shareholder base of JBS S.A. to JBS N.V was completed. As part of this transaction, JBS S.A. shareholders exchanged their shares for Level II Brazilian Depositary Receipts (BDRs), backed by Class A common shares issued by JBS N.V. These BDRs were delivered to the shareholders of JBS S.A., effectively establishing JBS N.V. as the new holding company of the JBS Group.

On June 9, 2025, JBS S.A.’s shares ceased trading on B3 – Brasil, Bolsa, Balcão and were officially replaced by the BDRs of JBS N.V., which began trading under the ticker symbol “JBSS32.” In addition, JBS N.V.’s Class A common shares commenced trading on the New York Stock Exchange (NYSE) on June 12, 2025, under the ticker symbol “JBS”.

The Group accounted for the Reorganization as a common control transaction, and the pre-reorganization carrying amounts of JBS S.A. were included in the consolidated financial statements of JBS N.V. at book value. Accordingly, these consolidated financial statements reflect the following:

(i)	The historical operating results and financial position of JBS S.A. prior to the restructuring;

(ii)	The consolidated financial performance and position of JBS N.V. subsequent to the completion of the restructuring;

(iii)	The assets and liabilities of JBS N.V. and its subsidiaries stated at historical cost;

(iv)	The number of common shares issued by JBS N.V. as a result of the restructuring, which is reflected retrospectively from January 1, 2023, for the purpose of calculating earnings per share;

(v)	The shares of JBS S.A. were contributed to JBS N.V. at their carrying amount in three tranches: December 27, 2023, May 23, 2025, and June 9, 2025;

(vi)	The remaining retained earnings of JBS S.A., no longer applicable to JBS N.V., were reclassified to the opening balance of capital reserves (see note 20).

Main activities in Brazil:

Description	Activities	Units	Country	Participation	December 31, 2025		December 31, 2024		December 31, 2023

JBS S.A.	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.	75	Brazil	Indirect	100%		-		-
	- Leather production, processing and commercialization.
	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
	- Distribution centers.	19
Seara Alimentos Ltda. (Seara Alimentos)	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.	50	Brazil	Indirect	100%		100%		100%
	- Distribution centers, transportation services and harbors.	27
	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.	227
Meat Snack Partners do Brasil Ltda (Meat Snack)	- Beef Jerky production.	2		Indirect	50%		50%		50%
JBS Confinamento Ltda. (JBS Confinamento)	- Cattle fattening services.	10		Indirect	100%		100%		100%
Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A (Pot Of)	- Manufacturing of frozen ready-made meals and food products.	1		Indirect	51%	51%	51%	—	—
	- Wholesale trade of general food products.
JBS Terminais Ltda (Porto)	- Container handling (loading and unloading)	1		Indirect	70%		—		—
	- Container warehousing

Main activities outside of Brazil:

Description	Activities	Units	Country	Participation	December 31, 2025	December 31, 2024	December 31, 2023

JBS USA Holding Lux, S.à.r.l. (JBS USA)	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.	56	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.	Indirect	100%	100%	100%
	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	71
	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.	157
	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	2
	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.	3
JBS Global (UK) Ltd. (JBS Global UK)	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.	1	United Kingdom	Indirect	100%	100%	100%
JBS Toledo NV (Toledo)	-Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.	1	Belgium	Indirect	100%	100%	100%
Rigamonti Salumificio SpA (Rigamonti)	Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.	9	Italy and United States of America.	Indirect	100%	100%	100%
Conceria Priante (Priante)	- Semi-finished and finished leather production.	1	Italy	Indirect	100%	100%	100%
JBS Leather International (Leather International)	- Wet blue, semi-finished and finished leather production.	7	Argentina, Germany, China, Mexico, Uruguay and Vietnam.	Indirect	100%	100%	100%
Seara Holding Europe B.V. (Seara Holding)	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.	14	Saudi Arabia, South Africa, China, United Arab Emirates, Netherlands, Japan, United Kingdom, and Singapore.	Indirect	100%	100%	100%

1.2 Main events that occurred during the year:

1.2.1 Non-material acquisitions:

For the purposes of business combination disclosures in explanatory notes, the Group considers acquisitions with total assets exceeding US$50 million to be material. During the fiscal year ended December 31, 2025, there were no acquisitions meeting this threshold. Nevertheless, the Group carried out smaller-scale acquisitions, as detailed below:

Investment in Granjeros Campo 9 S.A.: On July 7, 2025, the indirect subsidiary Seara Alimentos Ltda. acquired 90% of the share capital of Granjeros Campo 9 S.A., in the amount of US$6,3 million. Granjeros Campo 9 S.A. is a company in the meat processing sector focused on poultry production, poultry slaughtering and the commercialization of food products in Paraguay.

Investment in Pico Paco Ltda.: On October 14, 2025, the indirect subsidiary Seara Alimentos Ltda. acquired 100% of the share capital of Pico Paco Ltda., in the amount of US$1,2 million. Pico Paco is a company in the meat processing sector focused on poultry slaughtering and the commercialization of food products in the State of Minas Gerais, Brazil.

Investment in Céu Azul Alimentos Ltda.: On December 31, 2025, Seara Alimentos Ltda. entered into an investment agreement for the acquisition of 100% of the equity interest in two poultry farms, represented by the amount of US$17,3 million. The two farms operate with a focus on poultry breeding and production and are located in the municipalities of Guapiaçu and Ipiguá, in the State of São Paulo, Brazil

1.2.2 Main operating events during the period:

Acquisition of Hickman’s Egg Ranch: On November 14, 2025, JBS N.V., through Mantiqueira USA Inc., a wholly owned subsidiary of the joint venture between JBS N.V. and the founders of Mantiqueira Alimentos S.A., entered into an agreement to acquire 100% of the equity interest in Hickman’s Egg Ranch, a leading egg producer in the United States. The transaction reinforces the Group’s long-term strategy to strengthen its presence in the U.S. egg market, expanding its geographic footprint and production capacity, as well as enhancing its multi-protein platform with a scalable and vertically integrated operation in a strategic market.

Creation of JBS VIVA: On November 25, 2025, JBS N.V., following approval by its Board of Directors, entered into a binding agreement with Vanz Holding Ltda. and Viposa Participações Ltda., current shareholders holding 100% of the shares issued by VIVA S.A., with the objective of forming a company to combine the assets related to the production and marketing of leather from JBS and VIVA, to be named JBS VIVA. Upon completion of the transaction, JBS VIVA will be 50% owned by JBS S.A., a wholly owned subsidiary of the Company, and 50% owned by the Viva Shareholders. The transaction is expected to create a global leader in the leather sector, expanding the Group’s global presence and competitiveness. The completion of the transaction is subject to the negotiation and execution of definitive agreements and other conditions precedent common to this type of transaction.

1.3 Subsequent events:

Sale of Interest in Joint Venture - Meat Snack Partners: In January 2026, JBS S.A. completed the sale of its 50% interest in the joint venture Meat Snack Partners for an amount of US$40.6 million. The investment was accounted for using the equity method and, therefore, was not consolidated in the Company’s financial statements.

Investment in Multi-Protein Joint Venture in Oman: On February 8, 2026, JBS N.V. entered into a Share Purchase Agreement with Oman Food Investment Holding Company S.A.O.C. to establish a joint venture in which JBS will hold 80% of the share capital, with an equity investment of US$150 million. The joint venture will own 100% of the businesses currently operated in Oman by A’Namaa Poultry Co. SAOC and Al Bashayer Meat Company SAOC, focused on poultry, beef and lamb production and processing. This transaction strengthens the Company’s global multi-protein platform and supports Oman’s Vision 2040. The completion of this transaction is subject to the fulfillment of the precedent conditions applicable to transactions of this nature, including the required regulatory approvals.

Payment of Dividends: On March 25, 2026, the Board of Directors of JBS N.V. approved the payment of dividends of US$1.00 per share, to be paid on June 17, 2026. Shareholders of record as of the close of trading on May 18, 2026, shall be entitled to receive the dividends.

1.4 Brazilian Consumption Tax Reform:

The Brazilian Consumption Tax Reform, enacted pursuant to Constitutional Amendment No. 132/2023 and regulated by Supplementary Laws No. 214/2025 and No. 227/2026, introduced significant structural changes to the Brazilian tax system. The new model replaces ICMS, ISS, PIS, COFINS, and IPI with a system based on the Contribution on Goods and Services (CBS), the Tax on Goods and Services (IBS), and the Selective Tax (IS), with the objective of simplifying taxation and increasing transparency in the imposition on consumption.

The supplementary legislation approved to date has established key aspects of the new regime, including guidelines for the administration of the IBS and the creation of the Management Committee responsible for its oversight, whose implementation will occur gradually. The Reform provides for a transition period from 2026 to 2032, during which the current and new systems will coexist. Accordingly, the definitive impacts on tax calculation and assessment will depend on the issuance of additional subordinate regulations and further implementing rules that are still pending.

Management continuously monitors legislative and regulatory developments related to the Brazilian Consumption Tax Reform and is adopting the necessary measures to comply with the currently required ancillary obligations. Final adjustments to processes, systems, and internal controls will be implemented as the regulatory framework is fully concluded. To date, no material effects have been identified in the financial statements, considering that the full implementation of the new model will occur throughout the transition period. Accordingly, the Group has already implemented the necessary adjustments to present taxes separately in fiscal documents, in compliance with the applicable legal requirements, in line with the principle of transparency in consumption taxation and with the requirements established for the new system.